FFTW Funds, Inc. (the "Fund")
                        Prospectus dated April 30, 2001
                     Supplement dated as of October 1, 2001



Effective October 1, 2001, Quasar Distributors, LLC ("Quasar") replaced First Fund Distributors, Inc. ("First Fund") as the Fund's distributor. The terms of the Distribution Agreement dated October 1, 2001 among the Fund, Investors Bank & Trust Company ("Investors Bank") and Quasar are identical to the terms of the Distribution Agreement dated January 1, 2000 among the Fund, Investors Bank and First Fund. All references to First Fund should now be read as Quasar.





                          FFTW Funds, Inc. (the "Fund")
            Statement of Additional Information dated April 30, 2001
                     Supplement dated as of October 1, 2001



Effective October 1, 2001, Quasar Distributors, LLC ("Quasar") replaced First Fund Distributors, Inc. ("First Fund") as the Fund's distributor. The terms of the Distribution Agreement dated October 1, 2001 among the Fund, Investors Bank & Trust Company ("Investors Bank") and Quasar are identical to the terms of the Distribution Agreement dated January 1, 2000 among the Fund, Investors Bank and First Fund. All references to First Fund should now be read as Quasar.